Stock-based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Shares
Shares, Options exercised (in shares)	0	0	0	0
Stock options
Shares
Shares Outstanding, Beginning balance (in shares)	5	10	10	15
Shares, Options cancelled (in shares)			(5)	(5)
Shares Outstanding, Ending balance (in shares)	5		5	10
Shares, Exercisable (in shares)	5		5
Shares, Vested and expected to vest (in shares)	6		6
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance (in dollars per share)	$ 826,326	$ 547,737.5	$ 547,737.5	$ 451,892.5
Weighted Average Exercise Price Per Share, Options cancelled (in dollars per share)			197,954	216,543
Weighted Average Exercise Price Per Share, Outstanding, Ending balance (in dollars per share)	815,857		826,326	$ 547,737.5
Weighted Average Exercise Price Per Share, Exercisable (in dollars per share)	815,857		826,326
Weighted Average Exercise Price Per Share, Vested and expected to vest (in dollars per share)	$ 853,789		$ 884,224.5
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding	6 years 1 month 6 days		6 years 3 months 18 days
Weighted Average Remaining Contractual Life, Exercisable	6 years 1 month 6 days		6 years 3 months 18 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	6 years 1 month 6 days		6 years 3 months 18 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding (in dollars)	$ 0		$ 0
Aggregate Intrinsic Value, Exercisable (in dollars)	0		0
Vested and expected to vest (in dollars)	0		0
Stock-based Compensation
Unrecognized share-based expenses	$ 30		$ 100
Weighted average recognition period	6 months 29 days		9 months 18 days
Vesting period	4 years		4 years
Option expiration period	10 years		10 years